As filed via EDGAR with the Securities and Exchange Commission on June 1, 1999.

                                                               File No. 811-7843
                                                      Registration No. 333-13317
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|


                         Pre-Effective Amendment No.                         |_|

                         Post-Effective Amendment No. 5                      |X|

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|


                                 Amendment No. 7                             |X|
                         -------------------------------
                            MUTUAL FUND SELECT GROUP
               (Exact Name of Registrant as Specified in Charter)



                     One Chase Manhattan Plaza, Third Floor
                            New York, New York 10081
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                                   Copies to:

George Martinez, Esq.      Peter Eldridge             Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

         [X]     Immediately upon filing pursuant to        [ ]     on (         ) pursuant to
                 paragraph (b)                                      paragraph (b)
         [ ]     60 days after filing pursuant to           [ ]     on (             ) pursuant to
                 paragraph (a)(1)                                   paragraph (a)(1)
         [ ]     75 days after filing pursuant to           [ ]     on (          ) pursuant to
                 paragraph (a)(2)                                   paragraph (a)(2) rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                -------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on December 23, 1996 and the Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1998 was filed on January 27, 1999.

                            MUTUAL FUND SELECT GROUP
                       Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) Under the Securities Act of 1933


                              SELECT BALANCED FUND
                            SELECT EQUITY INCOME FUND
                          SELECT LARGE CAP EQUITY FUND
                          SELECT LARGE CAP GROWTH FUND
                      SELECT NEW GROWTH OPPORTUNITIES FUND
                           SELECT SMALL CAP VALUE FUND
                        SELECT INTERNATIONAL EQUITY FUND
                           SELECT SHORT-TERM BOND FUND
                          SELECT INTERMEDIATE BOND FUND
                                SELECT BOND FUND


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------
                    Captions apply to all Prospectuses.

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Not Applicable                                              *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

      5A            Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Purchase and Redeem           *
                    Shares; How Distributions Are Made; Tax Information;
                    Other Information Concerning the Fund

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                                 *
                    Tax Information

      (h)           About Your Investment; How to                               *
                    Purchase and Redeem Shares;
                    Other Information Concerning the Fund

     7(a)           How to Purchase and Redeem Shares                           *

      (b)           How the Fund Values its Shares;                             *
                    How to Purchase and Redeem Shares

      (c)           Not Applicable                                              *

      (d)           How to Purchase and Redeem Shares                           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Purchase and Redeem Shares                           *

      (b)           How to Purchase and Redeem Shares                           *

      (c)           How to Purchase and Redeem Shares                           *

      (d)           How to Purchase and Redeem Shares                           *

     9              Not Applicable                                              *

PROSPECTUS JUNE 1, 1999

                                  Chase Vista
                                  Select Funds


SELECT SHORT-TERM
BOND FUND

SELECT
INTERMEDIATE
BOND FUND

SELECT BOND FUND

SELECT BALANCED
FUND

SELECT EQUITY
INCOME FUND

SELECT LARGE CAP
EQUITY FUND

SELECT LARGE CAP
GROWTH FUND

SELECT NEW
GROWTH
OPPORTUNITIES
FUND

SELECT SMALL CAP
VALUE FUND

SELECT
INTERNATIONAL
EQUITY FUND



                                                 Neither the Securities
                                                 and Exchange Commission
                                                 nor any state securities
                                                 commission has approved
                                                 of securities of this Fund
                                                 or determined if this
                                                 prospectus is accurate or
                                                 complete. It is a crime to
                                                 state otherwise.




                                     [CHASE VISTA FUNDS LOGO]

                                                                  PSCVS1-1-699x

 SELECT SHORT-TERM BOND FUND                         1
 SELECT INTERMEDIATE BOND FUND                       8
 SELECT BOND FUND                                   15
 SELECT BALANCED FUND                               22
 SELECT EQUITY INCOME FUND                          30
 SELECT LARGE CAP EQUITY FUND                       36
 SELECT LARGE CAP GROWTH FUND                       42
 SELECT NEW GROWTH OPPORTUNITIES FUND               48
 SELECT SMALL CAP VALUE FUND                        54
 SELECT INTERNATIONAL EQUITY FUND                   60

 THE FUNDS' INVESTMENT ADVISER                      67

 HOW YOUR ACCOUNT WORKS                             70
 BUYING FUND SHARES                                 71
 SELLING FUND SHARES                                71
 OTHER INFORMATION CONCERNING THE FUNDS             72
 DISTRIBUTIONS AND TAXES                            72

 WHAT THE TERMS MEAN                                74

 FINANCIAL HIGHLIGHTS OF THE FUNDS                  76

 HOW TO REACH US                            Back cover

CHASE VISTA SELECT SHORT-TERM BOND FUND

The Fund's objective

The Fund seeks a
high level of income
consistent with
preservation of
capital.


The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have a maturity of three years or less. The Fund's dollar-weighted average matu- rity will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc. BBB or higher, by Standard & Poor's Corporation, or the equivalent by another national rating organization. They may also include unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

CHASE VISTA SELECT SHORT-TERM BOND FUND

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include invest- ments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>


FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT SHORT-TERM BOND FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Short-Term Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

CHASE VISTA SELECT SHORT-TERM BOND FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman 1-3 year Gov't Bond Index, a widely recognized market benchmark, and the Lipper Short-Term Investment Grade Debt Funds Average, representing the average performance of a universe of 97 actively managed short-term investment debt funds.
On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.


<GRAPHIC OMITTED>


1989                         9.66%
1990                         8.81%
1991                        12.47%
1992                         6.73%
1993                         6.86%
1994                        -0.66%
1995                         9.39%
1996                         2.88%
1997                         6.54%
1998                         5.53%


--------------------------------
BEST QUARTER               4.20%
--------------------------------
               2nd quarter, 1989

--------------------------------
WORST QUARTER             -0.67%
--------------------------------
               4th quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                    PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                                   5.53%         4.68%          6.76%
 LEHMAN 1-3 YEAR GOV'T BOND INDEX         6.96%         5.96%          7.35%
 LIPPER SHORT-TERM INV. GRADE DEBT
 FUNDS AVG.                               5.78%         5.41%          7.02%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.25%         --%           0.63%      0.88%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.05% and the total annual fund operating expenses are expected not to exceed 0.05%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o   you invest $10,000
o   you sell all your shares at the end of the period
o   your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $ 90     $281      $488      $1,084

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT INTERMEDIATE BOND FUND

The Fund's objective

The Fund seeks as high a high level of income as possible as is consistent with reasonable risk.


The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-- grade debt securities. These include debt securities issued by the U.S. Government and its agencies and authorities, investment-grade corporate bonds and other fixed income securities.

The Fund's dollar weighted average maturity is between three and 10 years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations

CHASE VISTA SELECT INTERMEDIATE BOND FUND

and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Intermediate Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securi- ties with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A

---------------

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corpo- ration, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT INTERMEDIATE BOND FUND

class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal- only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Gov't/Corp. Bond Index, a widely recognized market benchmark, and the Lipper Intermediate Investment Grade Debt Funds Average, representing the average performance of a universe of 215 actively managed intermediate investment grade debt funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

<GRAPHIC OMITTED>

1989                                     13.01%
1990                                      7.56%
1991                                     16.06%
1992                                      6.38%
1993                                     10.41%
1994                                     -5.37%
1995                                     18.39%
1996                                      1.92%
1997                                      7.89%
1998                                      7.22%


--------------------------------
BEST QUARTER               7.43%
--------------------------------
               2nd quarter, 1989

--------------------------------
WORST QUARTER             -3.78%
--------------------------------
               1st quarter, 1994

CHASE VISTA SELECT INTERMEDIATE BOND FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                        PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                                 7.22%         5.72%          8.14%
 LEHMAN INTERMEDIATE GOV'T/CORP.
 BOND INDEX                             8.44%         6.60%          8.52%
 LIPPER INTERMEDIATE INV. GRADE
 DEBT FUNDS AVG.                        7.25%         6.35%          8.28%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.30%        --%            0.24%      0.54%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.05% and the total annual Fund operating expenses are expected not to exceed 0.05%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o   you invest $10,000
o   you sell all your shares at the end of the period
o   your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $55      $173      $302      $677

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT BOND FUND

The Fund's objective

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.


The Fund's main investment strategy

The Fund invests mainly in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.

The Fund may also invest in debt securities rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.


The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.


The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety

CHASE VISTA SELECT BOND FUND

of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may invest in floating rate securi- ties, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT BOND FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may

---------------

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corpo- ration, the Federal Reserve Board or any other government agency.

have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

CHASE VISTA SELECT BOND FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Average, representing the average performance of a universe of 149 actively managed corporate debt A-rated or better funds.

On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

<GRAPHIC OMITTED>

1989                                  14.38%
1990                                   7.53%
1991                                  15.53%
1992                                   6.46%
1993                                  11.40%
1994                                  -3.83%
1995                                  18.51%
1996                                   3.20%
1997                                   8.81%
1998                                   7.94%


--------------------------------
BEST QUARTER               7.27%
--------------------------------
               2nd quarter, 1989

--------------------------------
WORST QUARTER             -2.76%
--------------------------------
               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                              7.94%         6.67%          8.81%
 LEHMAN AGGREGATE BOND INDEX         8.69%         7.27%          9.26%
 LIPPER CORP. DEBT A-RATED FUNDS
 AVG.                                7.47%         6.54%          8.82%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.30%        --%            0.20%      0.50%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.05% and the total annual Fund operating expenses are expected not to exceed 0.05%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o   you invest $10,000
o   you sell all your shares at the end of the period
o   your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $51      $160      $280      $628

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT BALANCED FUND

The Fund's objective

The Fund seeks to maximize total return through long-term capital growth and earning current income.


The Fund's main investment strategy

The Fund invests in both equity and debt securities. Under normal market condi-tions, the Fund invests 35% to 70% of its total assets in equity securities and at least 25% of its total assets in investment grade debt securities. Most of the Fund's equity securities are in well known, established companies with market capitalizations of at least $200 million at the time of purchase and which are traded on established securities markets or over-the-counter. Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks, and warrants to buy common stocks.

These include non-convertible corporate debt and U.S. Government debt securities. The Fund invests in corporate debt securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent rating by another national rating organization. It may also invest in unrated securities of comparable quality. There is no restriction on the maturity of the Fund's fixed income portfolio or of any individual security in the portfolio. The average maturity, or time until debt investments come due, will vary as market conditions change.

The Fund's advisers may change the balance between equity and fixed income investments to suit market conditions.

The Fund's advisers do quantitative analysis and fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The advisers first seek to find companies with the best earnings prospects and then select com- panies which appear to have the most attrac- tive values. The advisers also seek to invest in sectors with good earnings prospects as well.

The advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash flow ratio, in determining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improving earnings characteristics.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

For debt securities, the Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on

---------------

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT BALANCED FUND

each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls", in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Balanced Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate.

The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT BALANCED FUND

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.


The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

CHASE VISTA SELECT BALANCED FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, the S&P 500 Index, widely recognized market benchmarks, and the Lipper Balanced Funds Average, representing the average performance of a universe of 392 actively managed balanced funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

<GRAPHIC OMITTED>

1989                             17.42%
1990                              3.51%
1991                             20.56%
1992                              7.73%
1993                              7.01%
1994                             -3.40%
1995                             27.97%
1996                              9.21%
1997                             19.18%
1998                             19.39%


---------------------------------
BEST QUARTER               11.90%
---------------------------------
                4th quarter, 1998

---------------------------------
WORST QUARTER              -5.32%
---------------------------------
                3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                    PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                             19.39%         13.94%         12.48%
 LEHMAN AGGREGATE BOND INDEX         8.69%          7.27%          9.26%
 S&P 500 INDEX                      28.60%         24.05%         19.19%
 LIPPER BALANCED FUNDS AVG.         13.48%         13.84%         12.93%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.50%        --%            0.24%      0.74%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.075% and the total annual Fund operating expenses are expected not to exceed 0.075%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $76      $237      $411      $918

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT EQUITY INCOME FUND

The Fund's objective

The Fund seeks to obtain income primarily by investing in income-producing equity securities.


The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 65% of its total assets in dividend-paying equity securi- ties. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks. The major portion of the Fund's assets will be invested in common stocks which are traded on a national securities exchange or on NASDAQ. A significant portion of the Fund's assets may be invested in convertible bonds or convertible preferred stock, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund attempts to achieve a yield higher than the composite yield on the securities in the Standard & Poor's 500 Stock Price Index.

The Fund's advisers may seek income through various methods, including investing in convertible securities and seeking to identify companies with characteristics such as above-average dividend yields. The advisers do quantitative analysis and fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The advisers first seek to find companies with the best earnings prospects and then select companies which appear to have the most attractive values. The advisers also seek to invest in sectors with good earnings prospects as well.

The advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash flow ratio, in deter- mining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improving earnings characteristics.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use it uses in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

The Fund's equity investments may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest up to 20% of it total assets in foreign securities.

The Fund may under normal market conditions invest up to 35% of its total assets in investment grade debt securities, high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. Investment grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT EQUITY INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Equity Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of the Fund's convertible securities and fixed income securities tends to

---------------

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

CHASE VISTA SELECT EQUITY INCOME FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Average, representing the average performance of a universe of 210 actively managed equity income funds.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

<GRAPHIC OMITTED>


1989                                      19.69%
1990                                      -4.06%
1991                                      27.49%
1992                                      14.10%
1993                                      13.31%
1994                                      -3.60%
1995                                      32.61%
1996                                      22.48%
1997                                      31.27%
1998                                      11.88%


---------------------------------
BEST QUARTER               16.85%
---------------------------------
                4th quarter, 1998

---------------------------------
WORST QUARTER             -13.30%
---------------------------------
                3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                              11.88%        18.11%          15.83%
 S&P 500 INDEX                       28.60%        24.05%          19.19%
 LIPPER EQUITY INCOME FUNDS AVG.     10.89%        16.62%          14.47%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.40%        --%            0.20%      0.60%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.075% and the total annual Fund operating expenses are expected not to exceed 0.075%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o   you invest $10,000
o   you sell all your shares at the end of the period
o   your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $ 61     $ 192     $ 335     $ 750

The costs above are based on pre-waiver Annual Fund Operating Expenses.
<GRAPHIC OMITTED>

CHASE VISTA SELECT LARGE CAP EQUITY FUND

The Fund's objective

The Fund seeks capital growth over the long term.


The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization over $4 billion at the time of purchase (large cap companies). Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund's advisers do quantitative analysis and fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The advisers first seek to find companies with the best earnings prospects and then select companies which appear to have the most attractive values. The advisers also seek to invest in sectors with good earnings prospects as well.

The advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash flow ratio, in determining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improving earnings characteristics.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

The advisers try to diversify their investments across a number of sectors. However, they may change sector weightings in response to market developments.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. The Fund may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>


FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

CHASE VISTA SELECT LARGE CAP EQUITY FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Large Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

"euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.


The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>


Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT LARGE CAP EQUITY FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Growth Funds Average, representing the average performance of a universe of 943 actively managed growth funds.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

<GRAPHIC OMITTED>

1989                                 30.68%
1990                                 -1.15%
1991                                 30.60%
1992                                  4.60%
1993                                  7.88%
1994                                 -1.44%
1995                                 29.09%
1996                                 19.87%
1997                                 34.53%
1998                                 23.16%


---------------------------------
BEST QUARTER               20.11%
---------------------------------
                4th quarter, 1998

---------------------------------
WORST QUARTER             -12.21%
---------------------------------
                3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                 PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                          23.16%         20.36%         16.99%
 S&P 500 INDEX                   28.60%         24.05%         19.19%
 LIPPER GROWTH FUNDS AVG.        22.86%         18.63%         16.71%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.40%        --%            0.25%      0.65%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.075% and the total annual Fund operating expenses are expected not to exceed 0.075%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $66      $208      $362      $810

The costs above are based on pre-waiver Annual Fund Operating Expenses.
<GRAPHIC OMITTED>

CHASE VISTA SELECT LARGE CAP GROWTH FUND

The Fund's objective

The Fund's objective is long-term capital growth.


The Fund's main investment strategy

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in established companies with a market capitalization over $1 billion at the time of purchase (large cap companies). Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund's advisers will try to identify high-quality large and medium-size companies with strong balance sheets, above-average historical earnings growth, favorable earnings prospects, seasoned management and leadership positions in their industries. The advisers try to spread their investments across a number of sectors. However, they may change sector weightings in response to market developments. The Fund will sell a stock if the advisers feel that the issuer no longer meets the growth criteria listed above or if they believe that more attractive opportunities are available.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>


FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT LARGE CAP GROWTH FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Large Cap Growth Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of the shares will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are usually denominated in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>


Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT LARGE CAP GROWTH FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Growth Funds Average, representing the average performance of a universe of 943 actively managed growth funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

1989                    23.25%
1990                     0.50%
1991                    26.17%
1992                     8.15%
1993                     6.93%
1994                     2.47%
1995                    33.18%
1996                    14.45%
1997                    32.87%
1998                    40.85%


---------------------------------
BEST QUARTER               25.96%
---------------------------------
                4th quarter, 1998

---------------------------------
WORST QUARTER             -13.19%
---------------------------------
                3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                 PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
 SHARES                          40.85%         23.91%         18.09%
 S&P 500 INDEX                   28.60%         24.05%         19.19%
 LIPPER GROWTH FUNDS AVG.        22.86%         18.63%         16.71%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.40%        --%            0.20%      0.60%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.075% and the total annual Fund operating expenses are expected not to exceed 0.075%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $61      $192      $335      $750

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

The Fund's objective

The Fund's objective is long-term capital growth.


The Fund's main investment strategy

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in shares of small and medium-size companies. This refers to companies with a market capitalization of $300 million to $4 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers will seek to invest in companies that have consistent and growing earnings and attractively priced stocks. The advisers will use a variety of techniques, including quantitative analysis, fundamental research and their own company earnings model, to identify which companies have good earnings potential. The Fund will sell a stock if the advisers feel that the issuer no longer meets the growth criteria listed above or if they believe that more attractive opportunities are available.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>


FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select New Growth Opportunities Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Because the assets in this Fund are invested mostly in small to mid-size companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing

---------------

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and since the Fund's inception. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Funds Average, representing the average performance of a universe of 298 actively managed mid-cap funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.

<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

<GRAPHIC OMITTED>

1990                                -9.61%
1991                                49.64%
1992                                 9.33%
1993                                21.77%
1994                                -1.89%
1995                                24.68%
1996                                 7.41%
1997                                15.01%
1998                                16.23%


---------------------------------
BEST QUARTER               22.51%
---------------------------------
                4th quarter, 1998

---------------------------------
WORST QUARTER             -19.48%
---------------------------------
                3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                                                      SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (4/30/89)
 SHARES                                  16.23%        11.91%         13.15%
 RUSSELL 2000 INDEX                      -2.55%        11.87%         10.94%
 LIPPER MID-CAP GROWTH FUNDS AVG.        12.16%        14.87%         14.30%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.65%        --%            0.29%      0.94%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.075% and the total annual Fund operating expenses are expected not to exceed 0.075%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $96      $300      $520      $1,155

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT SMALL CAP VALUE FUND

The Fund's main investment strategy

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in shares of smaller companies. That refers to companies with a market capitalization of $750 million or less at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers will use fundamental research to seek undervalued stocks of financially sound companies with seasoned products and/or services, competitive advantages and market leadership positions. The Fund's advisers will try to choose companies in a variety of market sectors. However, they may change sector weightings in response to market developments. In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.
Although the Fund intends to invest pri-marily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instru- ments and repurchase agreements. To tempo- rarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>


FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

CHASE VISTA SELECT SMALL CAP VALUE FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Small Cap Value Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropri-ate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.


The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>


Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT SMALL CAP VALUE FUND

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark, and the Lipper Small Company Growth Funds Average, representing the average performance of a universe of 583 actively managed small company funds.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

1989              11.96%
1990              -9.71%
1991              35.93%
1992              34.08%
1993              22.38%
1994              -1.73%
1995              19.86%
1996              15.86%
1997              17.67%
1998               3.41%


---------------------------------
BEST QUARTER               21.78%
---------------------------------
                1st quarter, 1991

---------------------------------
WORST QUARTER             -19.26%
---------------------------------
                3rd quarter, 1990

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 SHARES                               3.41%        10.61%          13.11%
 RUSSELL 2000 INDEX                  -2.55%        11.87%          12.92%
 LIPPER SMALL CAP GROWTH FUNDS
 AVG.                                -0.31%        12.87%          14.98%

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   0.65%        --%            0.20%      0.85%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.075% and the total annual Fund operating expenses are expected not to exceed 0.075%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $87      $271      $471      $1,049

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

The Fund's main investment strategy

Under normal conditions, the Fund will invest at least 65% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

The Fund's advisers seek to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers try to identify companies within those countries and industries that are poised to take advantage of those political and economic conditions.

The Fund's advisers will seek to select issuers in several countries--at least three other than the U.S. However, the Fund may invest a substantial part of its assets in just one country.

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy and Spain), Scandinavia, Australia, Canada and other countries or areas that the advisers may select from time to time. A substantial part of the Fund's assets may be invested in companies based in Japan, the United Kingdom, and other countries that are heavily represented in an index called the Morgan Stanley Capital International, Europe, Australia and Far East Index. However, the Fund may also invest in companies or governments in developing countries.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. No more than 25% of the Fund's net assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Fund's net assets will be invested in debt securities issued by a single foreign gov-

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

ernment or international organization, such as the World Bank.

Although the Fund intends to invest primarily in equity securities and investment grade debt securities, under normal market conditions it may invest up to 35% of its total assets in high-quality money-market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.
<GRAPHIC OMITTED>


FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select International Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests mostly in securities of issuers outside the U.S., an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's portfolio can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing coun- tries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign coun

---------------

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

tries increase when investing in developing countries. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

In early 1999, the European Monetary Union implemented a new currency called the "euro". It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.


Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of the Fund's convertible securities and fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally.
<GRAPHIC OMITTED>

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past one and five years and since inception. It compares that performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a widely recognized market benchmark, and the Lipper International Funds Average, representing the average performance of a universe of 485 actively international stock funds.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.
<GRAPHIC OMITTED>



YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.

1994                -4.15%
1995                 9.83%
1996                10.45%
1997                 5.11%
1998                12.61%


---------------------------------
BEST QUARTER               18.38%
---------------------------------
                1st quarter, 1998

---------------------------------
WORST QUARTER             -17.21%
---------------------------------
                3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998

                                                                      SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (5/31/93)
 SHARES                                  12.61%        6.77%          7.24%
 MSCI EAFE INDEX                         20.33%        9.50%          8.12%
 LIPPER INTERNATIONAL EQUITY FUNDS
 AVG.                                    13.02%        7.69%          8.41%

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None


ANNUAL FUND OPERATING EXPENSES(EXPENSES DEDUCTED FROM FUND ASSETS)*


                                          TOTAL ANNUAL
   MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
   FEE          (12B-1) FEES   EXPENSES   EXPENSES
   1.00%        --%            0.32%      1.32%

*The table is based on expenses incurred in the most recent fiscal year. The actual management fee is currently expected to be 0.00%, other expenses are expected to be 0.10%, and the total annual Fund operating expenses are expected not to exceed 0.10%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $134     $418      $723      $1,590

The costs above are based on pre-waiver Annual Fund Operating Expenses.

FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to each Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017

Chase is entitled to receive a management at the annual rate of 0.25% of the average daily net assets of the Select Short-Term Bond Fund, 0.30% of the average daily net assets of the Select Intermediate Bond Fund and Select Bond Fund, 0.40% of the average daily net assets of the Select Equity Income Fund, Select Large Cap Equity Fund and Select Large Cap Growth Fund, 0.50% of the average daily net assets of the Select Balanced Fund, 0.65% of the average daily net assets of the Select New Growth Opportunities Fund and Select Small Cap Value Fund and 1.00% of the average daily net assets of the Select International Equity Fund.

Chase Asset Management, Inc.(CAM) is the sub-adviser to each Fund except the Select International Equity Fund. Chase Asset Management (London) Limited (CAM London) is the sub-adviser to the Select International Equity Fund. Both sub-advisers are wholly-owned subsidiaries of Chase and each makes the day-to-day investment decisions for its respective Funds. CAM and CAM London both provide discretionary investment services to institutional clients. CAM is located at 1211 Avenue of the Americas, New York, NY 10036. CAM London is located at Colvile House,32 Curzon Street, London W1Y8AL.

FUNDS' INVESTMENT ADVISER

Portfolio Managers

SELECT SHORT-TERM BOND FUND

The portfolio managers are Andrew Russell, a Vice President and Portfolio Manager at Chase, and Susan Huang, a Managing Director and Head of U.S. Fixed Income Management at Chase. They've been responsible for the Fund since 1997. Mr. Russell joined Chase in 1990 and has held several positions within the U.S. fixed income area, including portfolio analyst, taxable fixed-income trader and assistant trader. Mr. Russell is a member of the U.S. fixed income area's quantitative research team.

Before joining Chase in 1995, Ms. Huang was Director of the Insurance Asset Management Group at Hyperion Capital Management Inc. Previously, she was a Senior Portfolio Manager with CS First Boston. Before joining CS First Boston in 1992, she spent 14 years at the Equitable, where she was head of the U.S. fixed income management group at Equitable Capital Management.

SELECT INTERMEDIATE BOND FUND

Leonard Lovito, Vice President and Senior Portfolio Manager at Chase, has been responsible for the management of the Select Intermediate Bond Fund since July 1998. From 1984 to June 1998, Mr. Lovito was a Vice President and Portfolio Manager at J.W. Seligman & Co., Inc, where he was responsible for managing a number of institutional portfolios and mutual funds. Before that, Mr. Lovito was in the Investment Department at Dime Savings Bank of New York.

SELECT BOND FUND

A team of investment managers with Chase, led by Ms. Huang, is responsible for the management of the Select Bond Fund.

David Klassen, Director, U.S. Funds Management and Equity Research at Chase, is responsible for asset allocation and investment strategy for Chase's domestic equity portfolios. Before joining Chase in 1992, Mr. Klassen was a Vice President and Portfolio Manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts.

SELECT BALANCED FUND

Greg Adams, Vice President and Senior Portfolio Manager at Chase, and Mr. Lovito are responsible for the management of the Fund's portfolio. Mr. Adams has managed the equity portion of the Fund since 1997. He joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process.
Mr. Lovito has been responsible for the debt portion of the Fund since July
1998.

SELECT EQUITY INCOME FUND

Tony Gleason, a Vice President of Chase, has been responsible for the day-to-day management of the Fund's portfolio since September 1997. Mr. Gleason joined Chase in 1995. Prior to joining Chase, Mr. Gleason spent nine years as a Vice President and Portfolio Manager with Prudential Equity
Management.

Bill Ellsworth, Senior Research Analyst and Associate Portfolio Manager at

Chase, participates in the management of the Fund. Mr. Ellsworth has been employed by Chase since 1992.

SELECT LARGE CAP EQUITY FUND

Mr. Adams has been primarily responsible for the management of the Fund since January, 1997.

SELECT LARGE CAP GROWTH FUND

Stephen Humphrey, a vice-president of Chase, manages the Fund's portfolio. Mr. Humphrey has worked at Chase since 1976. He has managed private accounts since 1981 and pooled investment funds since 1985.

SELECT NEW GROWTH
OPPORTUNITIES FUND

Ronald Zibelli, a vice-president and Senior Portfolio Manager at Chase, manages the portfolio. Mr. Zibelli joined Chase in 1996. Before that, he was a Portfolio Manager at The Portfolio Group and at Princeton Bank & Trust Company. Mr. Zibelli began his career with JP Morgan Investment Management.

SELECT SMALL CAP VALUE FUND

Richard Rolle and Judith Havard, both Vice-Presidents at Chase, are managing the Fund. Mr. Rolle has worked for Chase since 1978. Since 1982, he has served as trust Portfolio Manager, securities analyst and fund manager. Before joining Chase in 1994, Ms. Havard was an associate director at Massachusetts Mutual Life Insurance Company, where she managed the company's convertible stock and bond portfolio.


SELECT INTERNATIONAL EQUITY FUND

Michael Browne and David Webb, both Vice Presidents of Chase, have been responsible for the Fund's portfolio since August 1996. Mr. Browne is responsible for investment management and equity research for European equities. He joined Chase in 1994. Before that, he was assistant director of European equity fund management at BZW Investment Management in London. Mr. Webb is responsible for investment management and equity research in the Asia region. He joined Chase in 1992. Before that he was with Hambros Bank Ltd. where he was responsible for the Hambros Equus Pacific Trust and Hambros Japan Trust.
<GRAPHIC OMITTED>

HOW YOUR ACCOUNT WORKS

Who may buy these shares

Only qualified investors may buy shares. Qualified Fund investors are trusts, fiduciary accounts and investment management clients of Chase, other financial institution or their affiliates. The financial institution must have an agreement with the Funds to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with one or more Chase Vista Select Funds on behalf of their clients. If you are no longer a qualified investor, your financial institution may redeem your shares or allow you to keep holding your shares through a separate account. If you hold Fund shares through a separate account, you may incur additional fees. The Funds may refuse to sell Fund shares to any institution.

Buying Fund shares

Through your financial institution

Tell Chase or your financial institution which Funds you want to buy. Your financial institution is responsible for forwarding orders in a timely manner. Your financial institution may impose different minimum investments and earlier deadlines to buy shares. The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Funds before they close for business, your order will be confirmed at that day's net asset value. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time.) Each fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The Select International Equity Fund invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Fund does not price. As a result, the Fund's portfolio will trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

You can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Funds will not issue certificates for shares.


Selling Fund shares

Through your financial institution
Tell your financial institution which Funds you want to sell. You must supply the names of the registered shareholders on your account and your account number. Your financial institution is responsible for sending the Funds all necessary documents and may charge you for this service.

You can sell some or all of your shares on any day the Chase Vista Select Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the New York Stock Exchange closes regular trading, you will receive that day's net asset value.

HOW YOUR ACCOUNT WORKS

The Funds generally send proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Funds may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.
<GRAPHIC OMITTED>

Other information concerning the Funds

You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Funds or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Vista Fund Distributors, Inc. (VFD), a subsidiary of The BISYS Group, Inc., is the Funds' distributor. VFD is unaffiliated with Chase.
<GRAPHIC OMITTED>

Distributions and taxes

Each Fund can earn income and it can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Select Short-Term Bond Fund, Select Intermediate Bond Fund and Select Bond Fund declare dividends daily and distribute any net investment income at least monthly. The Select Balanced Fund, Select Equity Income Fund, Select Large Cap Equity Fund and Select Large Cap Growth Fund distribute any net investment income at least monthly. The Select New Growth Opportunities Fund, Select Small Cap Value Fund and Select International Equity Fund distribute any net investment income at least quarterly. Each Fund distributes net capital gain at least annually. You have three options for your distributions. You may

o reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If your financial institution does not offer distribution reinvestment or if you don't select an option when you open your account, we'll pay all distributions in cash. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Select International Equity Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of this Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

The Select Short-Term Bond Fund, Select Intermediate Bond Fund, Select Bond Fund, Select Balanced Fund and Select Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Select New Growth Opportunities Fund, Select Small Cap Value Fund and Select International Equity Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.
<GRAPHIC OMITTED>

What the terms mean

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as it's financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.
<GRAPHIC OMITTED>

FINANCIAL HIGHLIGHTS

Chase Vista Select Short-Term Bond Fund


The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                Year      1/1/97*
                                               ended      through
                                            10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 10.65      $ 10.62
------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                        0.611        0.568
   Net Gains or Losses on Securities
   (both realized and unrealized)               0.035        0.030
                                             --------     --------
   Total from Investment Operations             0.646        0.598

 Less Distributions:
   Dividends from net Investment Income         0.608        0.568
   Distributions from Capital Gains                --           --
                                             --------     --------
   Total Distributions                          0.608        0.568
------------------------------------------------------------------
Net Asset Value, End of Period                $ 10.69      $ 10.65
------------------------------------------------------------------
TOTAL RETURN                                     6.25%        5.82%
------------------------------------------------------------------

                                             Year        1/1/97*
                                            ended        through
                                         10/31/98       10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net Assets, End of Period
(in millions)                          $    25       $    27
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                        0.11%         0.11%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                     6.01%         6.45%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                        0.88%         0.63%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets         5.24%         5.93%#
-----------------------------------------------------------------
Portfolio Turnover Rate                    382%          406%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Intermediate Bond Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                               Year       1/1/97*
                                              ended       through
                                           10/31/98      10/31/97
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 10.19      $ 10.09
-----------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                       0.620        0.554
   Net Gains or Losses on Securities
   (both realized and unrealized)              0.167        0.100
                                            --------     --------
   Total from Investment Operations            0.787        0.654

 Less Distributions:
   Dividends from net Investment Income        0.617        0.554
   Distributions from Capital Gains               --           --
                                            --------     --------
   Total Distributions                         0.617        0.554
-----------------------------------------------------------------
Net Asset Value, End of Period               $ 10.36      $ 10.19
-----------------------------------------------------------------
TOTAL RETURN                                    7.98%        6.71%
-----------------------------------------------------------------

                                           Year      1/1/97*
                                          ended      through
                                       10/31/98     10/31/97
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net Assets, End of Period
(in millions)                          $   353       $   319
------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                        0.04%         0.06%#
------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                     6.16%         6.67%#
------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                        0.52%         0.54%#
------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets         5.68%         6.19%#
------------------------------------------------------------
Portfolio Turnover Rate                    168%          193%
------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Bond Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                Year       1/1/97*
                                               ended       through
                                            10/31/98      10/31/97
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 41.01      $ 40.34
-------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                       2.561        2.308
   Net Gains or Losses on Securities
   (both realized and unrealized)              0.760        0.667
                                            --------     --------
   Total from Investment Operations            3.321        2.975

 Less Distributions:
   Dividends from net Investment Income        2.549        2.305
   Distributions from Capital Gains            0.492           --
                                            --------     --------
   Total Distributions                         3.041        2.305
-------------------------------------------------------------------
Net Asset Value, End of Period               $ 41.29      $ 41.01
-------------------------------------------------------------------
TOTAL RETURN                                    8.44%        7.64%
-------------------------------------------------------------------

                                           Year       1/1/97*
                                          ended       through
                                       10/31/98      10/31/97
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------
Net Assets, End of Period
(in millions)                          $   590       $   520
-------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                        0.03%         0.02%#
-------------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                     6.27%         6.89%#
-------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                        0.51%         0.49%#
-------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets         5.79%         6.42%#
-------------------------------------------------------------------
Portfolio Turnover Rate                    306%          261%
-------------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Balanced Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                Year      1/1/97*
                                               ended      through
                                            10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 34.08      $ 30.62
-----------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                       1.316        1.171
   Net Gains or Losses in Securities
   (both realized and unrealized)              3.054        3.460
                                            --------     --------
   Total from Investment Operations            4.370        4.631

 Less Distributions:
   Dividends from net Investment Income        1.314        1.171
   Distributions from Capital Gains            3.606           --
                                            --------     --------
   Total Distributions                         4.920        1.171
-----------------------------------------------------------------
Net Asset Value, End of Period               $ 33.53      $ 34.08
-----------------------------------------------------------------
TOTAL RETURN                                   14.28%       15.36%
-----------------------------------------------------------------

                                            Year          1/1/97*
                                           ended          through
                                        10/31/98         10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                           $ 152,102        $179,183
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                           0.03%           0.03%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                        3.98%           4.29%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                           0.75%           0.72%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets            3.26%           3.60%#
-----------------------------------------------------------------
Portfolio Turnover Rate                        50%            131%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Equity Income Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                 Year       1/1/97*
                                                ended       through
                                             10/31/98      10/31/97
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 102.65      $  84.97
-------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                        2.565         2.371
   Net Gains or Losses in Securities
   (both realized and unrealized)               4.512        17.680
                                            ---------      --------
   Total from Investment Operations             7.077        20.051

 Less Distributions:
   Dividends from Net Investment Income         2.503         2.371
   Distributions from Capital Gains            20.544            --
                                            ---------      --------
   Total Distributions                         23.047         2.371
-------------------------------------------------------------------
Net Asset Value, End of Period               $  86.68      $ 102.65
-------------------------------------------------------------------
TOTAL RETURN                                     7.62%        23.78%
-------------------------------------------------------------------

                                             Year         1/1/97*
                                            ended         through
                                         10/31/98        10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                           $ 922,977        $955,137
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                           0.03%           0.03%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                        2.85%           2.97%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                           0.59%           0.59%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets            2.29%           2.41%#
-----------------------------------------------------------------
Portfolio Turnover Rate                       148%             73%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Large Cap Equity Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                 Year        1/1/97*
                                                ended        through
                                             10/31/98       10/31/97
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 512.37       $ 409.39
--------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                        6.153          6.506
   Net Gains or Losses in Securities
   (both realized and unrealized)              57.892        102.979
                                            ---------      ---------
   Total from Investment Operations            64.045        109.485

 Less Distributions:
   Dividends from net Investment Income         6.150          6.505
   Distributions from Capital Gains           157.595             --
                                            ---------      ---------
   Total Distributions                        163.745          6.505
--------------------------------------------------------------------
Net Asset Value, End of Period               $ 412.67       $ 512.37
--------------------------------------------------------------------
TOTAL RETURN                                    16.58%         26.89%
--------------------------------------------------------------------

                                           Year         1/1/97*
                                          ended         through
                                       10/31/98        10/31/97
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                           $ 176,762      $186,413
----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                           0.03%         0.03%#
----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                        1.46%         1.66%#
----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                           0.65%         0.58%#
----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets            0.86%         1.11%#
----------------------------------------------------------------
Portfolio Turnover Rate                        56%           54%
----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Large Cap Growth Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                 Year       1/1/97*
                                                ended       through
                                             10/31/98      10/31/97
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  96.89       $ 78.04
-------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                        1.008         0.827
   Net Gains or Losses in Securities
   (both realized and unrealized)              24.695        18.849
                                             --------      --------
   Total from Investment Operations            25.703        19.676

 Less Distributions:
   Dividends from net Investment Income         1.009         0.826
   Distributions from Capital Gains             9.514            --
                                             --------      --------
   Total Distributions                         10.523         0.826
-------------------------------------------------------------------
Net Asset Value, End of Period               $ 112.07       $ 96.89
-------------------------------------------------------------------
TOTAL RETURN                                    29.12%        25.32%
-------------------------------------------------------------------

                                              Year        1/1/97*
                                             ended        through
                                          10/31/98       10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                           $ 653,986        $548,162
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                           0.02%           0.02%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                        0.98%           1.12%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                           0.60%           0.60%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets            0.40%           0.54%#
-----------------------------------------------------------------
Portfolio Turnover Rate                        22%             36%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select New Growth Opportunities Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                  Year        1/1/97*
                                                 ended        through
                                              10/31/98       10/31/97
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------
Net Asset Value,
Beginning of Period                           $ 647.83      $ 571.52
---------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                         2.758         2.914
   Net Gains or Losses in Securities
   (both realized and unrealized)               (8.319)       76.149
                                              --------      --------
   Total from Investment Operations             (5.561)       79.063

 Less Distributions:
   Dividends from Net Investment Income          2.656         2.753
   Distributions from Capital Gains             46.943            --
                                              --------      --------
   Total Distributions                          49.599         2.753
---------------------------------------------------------------------
Net Asset Value, End of Period                $ 592.67      $ 647.83
---------------------------------------------------------------------
TOTAL RETURN                                     (0.70)%       13.90%
---------------------------------------------------------------------

                                            Year          1/1/97*
                                           ended          through
                                        10/31/98         10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net assets, end of period
(000 omitted)                           $112,326        $ 116,375
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                          0.08%            0.08%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                       0.43%            0.57%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                          0.94%            0.92%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets          (0.43%)          (0.27%)#
-----------------------------------------------------------------
Portfolio Turnover Rate                       67%              50%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select Small Cap Value Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                                                  Year       1/1/97*
                                                 ended       through
                                              10/31/98      10/31/97
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------
Net Asset Value,
Beginning of Period                           $ 60.54       $ 51.87
-----------------------------------------     -------       -------
 Income from Investment Operations:
   Net Investment Income                        0.745         0.574
   Net Gains or Losses in Securities
   (both realized and unrealized)              (5.723)        8.620
                                              -------       -------
   Total from Investment Operations            (4.978)        9.194

 Less Distributions:
   Dividends from Net Investment Income         0.752         0.524
   Distributions from Capital Gains             2.080            --
                                              -------       -------
   Total Distributions                          2.832         0.524
-----------------------------------------     -------       -------
Net Asset Value, End of Period                $ 52.73       $ 60.54
-----------------------------------------     -------       -------
TOTAL RETURN                                    (8.53)%       17.80%
-----------------------------------------     -------       -------

                                             Year          1/1/97*
                                            ended          through
                                         10/31/98        10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net assets, end of period
(000 omitted)                           $ 418,357        $487,643
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                           0.02%           0.02%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                        1.28%           1.26%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                           0.85%           0.85%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets            0.45%           0.43%#
-----------------------------------------------------------------
Portfolio Turnover Rate                         6%              8%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

FINANCIAL HIGHLIGHTS

Chase Vista Select International Equity Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.



                                                  Year         1/1/97*
                                                 ended         through
                                              10/31/98        10/31/97
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------
Net Asset Value,
Beginning of Period                          $  176.71       $  171.85
----------------------------------------------------------------------
 Income from Investment Operations:
   Net Investment Income                         2.459           2.662
   Net Gains or Losses in Securities
   (both realized and unrealized)                5.409           4.614
                                            ----------      ----------
   Total from Investment Operations              7.868           7.276

 Less Distributions:
   Dividends from Net Investment Income          7.475           2.416
   Distributions from Capital Gains             10.363              --
                                            ----------      ----------
   Total Distributions                          17.838           2.416
----------------------------------------------------------------------
Net Asset Value, End of Period               $  166.74       $  176.71
----------------------------------------------------------------------
TOTAL RETURN                                      4.80%           4.15%
----------------------------------------------------------------------

                                            Year          1/1/97*
                                           ended          through
                                        10/31/98         10/31/97
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net assets, end of period
(000 omitted)                           $ 220,945        $254,402
-----------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                           0.05%           0.07%#
-----------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                        1.71%           1.66%#
-----------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                           1.34%           1.27%#
-----------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets            0.42%           0.46%#
-----------------------------------------------------------------
Portfolio Turnover Rate                       150%            141%
-----------------------------------------------------------------

*Commencement of operations.
#Short periods have been annualized.

HOW TO REACH US

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Fund Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-7843


Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                                     PART C



                            MUTUAL FUND SELECT GROUP
                            PART C. OTHER INFORMATION

ITEM 23.   Exhibits



Exhibit
Number
-------
1           Declaration of Trust (1)
2           By-laws. (1)
3           None.
4(a)        Form of Investment Advisory Agreement. (1)


4(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(1)
4(c)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management (London) Limited (1)
5           Form of Proposed Distribution and Sub-Administration Agreement. (1)
6(a)        Form of Retirement Plan for Eligible Trustees.(2)
6(b)        Form of Deferred Compensation Plan for Eligible Trustees. (2)
7           Form of Custodian Agreement. (1)
8(a)        Form of Transfer Agency Agreement. (1)
8(b)        Form of Administration Agreement. (1)

9           Opinion re: Legality of Securities being Registered. (4)
10          Consent of Price Waterhouse LLP (5)
11          Financial statements

                 In Part B:      Financial Statements and the Reports thereon
                                 for the Funds filed herein are incorporated by reference into Part B as part of the 1998
                                 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange
                                 Commission by Mutual Fund Select Group on Form
                                 N-30D on December 30, 1998, accession number
                                 0000950146-98-002166 and 0000950146-98-002167,
                                 which are incorporated into Part B by
                                 reference.

12          None.
13          Form of Share Purchase Agreement. (3)
14          Financial Data Schedules (5)
15          None.
24          Powers of Attorney (4)


--------------------

(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13317) as filed with the Securities and Exchange Commission on October 2, 1996.
(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(3) Filed as an exhibit to Pre-effective Amendment No. 1 as filed with the Securities and Exchange Commission on November 15, 1996.
(4) Filed as an exhibit to Pre-effective Amendment No. 2 as filed with the Securities and Exchange Commission on December 19, 1996.
(5) Filed as an exhibit to Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission on February 26, 1999.


ITEM 24.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a
                                                                                Director of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation
 .
John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Item 26(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------

James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Item 26(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.


                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------

Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset
                                           Management, Inc.; Vice President,
                                           The Chase Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 27.  Principal Underwriters

          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                               Address
                  ----                               -------
Vista Fund Distributors, Inc.                        101 Park Avenue,
                                                     New York, NY 10178

DST Systems, Inc.                                    210 W. 10th Street,
                                                     Kansas City, MO 64105

The Chase Manhattan Bank                             270 Park Avenue,
                                                     New York, NY 10017

Chase Asset Mangement, Inc.                          1211 Avenue of the
                                                     Americas,
                                                     New York, NY 10036

Chase Asset Management, Ltd. (London)                Colvile House
                                                     32 Curzon Street
                                                     London, England W1Y8AL

The Chase Manhattan Bank                             One Chase Square,
                                                     Rochester, NY 14363

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 1st day of June, 1999.

                                              MUTUAL FUND SELECT GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             *                     Chairman and Trustee            June 1, 1999
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                       June 1, 1999
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                         June 1, 1999
-------------------------------
    William J. Armstrong

             *                     Trustee                         June 1, 1999
-------------------------------
    John R.H. Blum

             *                     Trustee                         June 1, 1999
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                         June 1, 1999
    Roland R. Eppley, Jr.

             *                     Trustee                         June 1, 1999
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         June 1, 1999
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                         June 1, 1999
    W.D. MacCallan

             *
-------------------------------    Trustee                         June 1, 1999
    W. Perry Neff

             *                     Trustee                         June 1, 1999
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                         June 1, 1999
-------------------------------
    Irv Thode

             *                     Trustee                         June 1, 1999
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                   June 1, 1999
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     June 1, 1999
-------------------------------    Fact
    H. Richard Vartabedian